Related Party Transactions (Details) - USD ($) $ in Millions	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 31, 2025	Feb. 28, 2023	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Mar. 31, 2026	Jun. 30, 2026	Jun. 30, 2025	Mar. 31, 2025	Mar. 31, 2022
Related Party Transaction [Line Items]
Revenue			$ 1,443.0	$ 1,135.0	$ 2,732.0	$ 2,188.0
Operating expenses			1,200.0	943.0	2,362.0	1,852.0
Other current liabilities			477.0		477.0		$ 447.0
Contract liabilities current			195.0		195.0		294.0
Contract liabilities noncurrent			680.0		680.0		752.0
Additional (reversal of) provision			5.0	0.0	5.0	(1.0)
Accounts receivable, writeoff			18.0	0.0	18.0	0.0
Accounts receivable, allowance			18.0	19.0	18.0	19.0	31.0	$ 31.0	$ 19.0	$ 20.0
Contract asset, current			1,014.0		1,014.0		977.0
Contract asset, noncurrent			436.0		436.0		320.0
Accounts receivable, net			1,086.0		1,086.0		1,300.0
Proceeds from equity method investments			2.0	2.6	2.8	4.4
Related Party
Related Party Transaction [Line Items]
Revenue			424.0	422.0	812.0	750.0
Operating lease, lease income, lease payments			0.1	0.3	0.4	0.5
Other current liabilities			12.0		12.0		20.0
Contract liabilities current			24.0		24.0		36.0
Contract liabilities noncurrent			23.0		23.0		23.0
Contract asset, current			617.0		617.0		646.0
Accounts receivable, net			285.0		285.0		270.0
Related Party | Arduino
Related Party Transaction [Line Items]
Loan receivable, noncurrent										$ 16.6
Proceeds from settlement of loans, including convertible loans	$ 16.9
Loan receivable, credit loss reversal							16.8
Related Party | Cerfe Labs, Inc. | Loans receivable
Related Party Transaction [Line Items]
Loans receivable, gross, noncurrent			3.2		3.2		3.2
IP Licensing Revenue | Related Party
Related Party Transaction [Line Items]
Revenue			208.9	243.1	398.3	444.1
Net receivable			277.3		277.3		276.2
Accounts receivable, before allowance for credit loss, current			289.4		289.4		296.5
Other current liabilities			12.1		12.1		20.3
Contract liabilities current			23.6		23.6		30.3
Contract liabilities noncurrent			23.1		23.1		23.3
Additional (reversal of) provision			4.9	0.0	4.9	0.0
Accounts receivable, writeoff			16.0		16.0
Accounts receivable, allowance			17.1		17.1		28.3
Service Share Arrangement | Related Party
Related Party Transaction [Line Items]
Operating expenses			11.6	14.6	28.8	28.5
Contract termination costs			(0.2)		6.6
Common Control in SoftBank | Related Party
Related Party Transaction [Line Items]
Revenue			208.7	177.9	401.6	304.0
Contract asset, current			616.4		616.4		645.8
Contract asset, noncurrent			0.9		0.9		0.0
Common Control in SoftBank | Related Party | Ampere
Related Party Transaction [Line Items]
Revenue			0.3	0.8	5.7	1.4
Common Control in SoftBank | Related Party | Technology Company
Related Party Transaction [Line Items]
Revenue			6.2		6.2
Other Equity Investments | Related Party
Related Party Transaction [Line Items]
Accounts receivable, before allowance for credit loss, current							0.1
Contract liabilities current			0.3		0.3		5.4
Contract asset, current			0.5		0.5		0.5
Operating costs and expenses			2.4		7.4
Prepaid expense			2.6		2.6
Accounts receivable, net							$ 0.5
Other Equity Investments | Related Party | Technology Company
Related Party Transaction [Line Items]
Accounts receivable, before allowance for credit loss, current			$ 12.5		$ 12.5
Linaro Agreement | Related Party
Related Party Transaction [Line Items]
Subscription costs incurred				$ 2.2		$ 4.5
Amounts of transaction		$ 4.0
Related party transaction, term		5 years
Acetone Limited
Related Party Transaction [Line Items]
Ownership percentage											10.00%
Arm China | Acetone Limited
Related Party Transaction [Line Items]
Ownership percentage											48.20%